Consolidated Statements of Comprehensive Earnings/(Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net (loss)/earnings	$ (3,929)	$ 20,333	$ 20,967
Other comprehensive earnings/(loss):
Cumulative translation adjustment (net of tax benefit of $210, $376 and net of tax of $51)	585	1,309	(251)
Defined benefit and post retirement benefit plans:
Net actuarial gain/(loss) (net of tax of $19,821, net of tax benefit of $6,150 and $19,660)	31,821	(10,047)	(30,947)
Amortization of prior service cost included in net earnings (net of tax of $221, $238 and $239)	277	367	372
Amortization of gain/(loss) included in net earnings (net of tax of $2,816, $2,422 and $1,688)	4,807	3,896	2,746
Settlements and curtailments included in net earnings (net of tax of $513, $111 and $262)	830	171	408
Foreign exchange impact, included in net earnings (net of tax benefit of $1, $64 and net of tax of $29)	3	(174)	81
Net defined benefit and post-retirement benefit plans	37,738	(5,787)	(27,340)
Unrealized gain on interest swaps treated as cash flow hedges:
Unrealized holding gain/(loss) arising during period (net of tax of $101 and net of tax benefit of $627)	188	(980)
Reclassification adjustments for losses included in net earnings (net of tax of $126)	196
Net change in unrealized holding loss on interest rate swaps	384	(980)
Other comprehensive earnings/(loss)	38,707	(5,458)	(27,591)
Comprehensive earnings	$ 34,778	$ 14,875	$ (6,624)